SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) yr	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Derivative, Fair Value, Net	$ 0.0
Other Inventory, Supplies, Gross	157.7	$ 139.5
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset	39.7	0.0
Inventory, Finished Goods, Gross	33.3	$ 0.0
Unbilled Receivables, Current	92.5
Ownership percentage below which investments are generally accounted for on the cost method (in hundredths)		20.00%
Revenue from Medicare and Medicaid programs, percentage (in hundredths)		16.00%	15.00%	16.00%
Revenue from capitated agreements with certain managed care customers, percentage (in hundredths)		3.50%	3.50%	3.20%
Cash balances on deposit that exceed the balances insured by the F.D.I.C.	243.6
Cash equivalents	491.3
Accounts receivable balances (gross) from Medicare and Medicaid	$ 112.0	$ 135.1
Estimated useful life of capitalized software costs (in years) | yr	5
Minimum threshold percentage required to recognize income tax benefit (in hundredths)	50.00%
Accounts receivable from Ontario government sponsored healthcare plan	$ 21.3	$ 22.4
Percent of gross accounts receivable due from patients	18.80%	27.10%
Assets Held-for-sale, Not Part of Disposal Group, Current, Other	$ 72.4	$ 0.0